7. Other Investments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
NMTC [Member]
Equity investment generated tax credits	$ 204,900	$ 170,750
Amortization expense	147,290	101,390
Carrying value of equity investment	536,400	683,690
LimitedPartnership [Member]
Amortization expense	443,832	473,842
Carrying Value Limited Partnerships Investment	1,890,877	2,334,709
Tax credits	512,526	531,973
CFSG [Member]
Other assets	1,226,733	953,912
Income	$ 272,821	$ 287,251